RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related Party Sales included in Total Sales	$ 481,000	$ 135,000
Advanced Surgical Partners, LLC ("ASP") [Member]
Related Party Transaction [Line Items]
Related Party Sales included in Total Sales	$ 481,000	$ 135,000